Financial risk management - D.1.2. Interest rate swap contracts (Details) - Interest rate swap - Interest rate risk $ in Millions, kr in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	$ 208.0	kr 2
Derivative financial assets held for hedging	6.0
Derivative financial liabilities held for hedging			$ (23.0)
El Salvador
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	(1.0)		(3.0)
Costa Rica
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging			(1.0)
Derivative financial liabilities held for hedging			(5.0)
Loss on settlement of derivative	1.6
Colombia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial assets held for hedging	$ 15.0
Derivative financial liabilities held for hedging			$ (7.0)